Summary of Significant Accounting Policies (Details) - Schedule of common stock reflected in the balance sheet - Class A Common Stock [Member]	12 Months Ended
Mar. 31, 2021 USD ($)
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Gross proceeds from IPO	$ 172,500,000
Less:
Proceeds allocated to Public Warrants	(10,608,750)
Class A common stock issuance costs	(4,004,071)
Plus:
Accretion of carrying value to redemption value	14,612,821
Contingently redeemable Class A common stock	$ 172,500,000